Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of business combination the estimated fair value
February 26, 2021
Series A-1 redeemable convertible preferred stock value	$1.57
Purchase price	$0.75
Expected term (in years)	—
Expected volatility	0.00%
Risk-free interest rate	0.00%
September 24, 2021
Common stock value	$15.12
Expected term (in years)	3.00
Expected volatility	75.00%
Risk-free interest rate	0.55%